Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Statement of compliance

A. Statement of compliance

These condensed consolidated interim financial statements have been prepared in accordance with IAS 34 Interim Financial Reporting and do not include all of the information required for full annual financial statements. They should be read in conjunction with the Company’s financial statements as at and for the year ended December 31, 2023 (hereinafter – “the annual financial statements”).

These condensed consolidated interim financial statements were authorized for issue on September 30, 2024.

Use of estimates and judgments

B. Use of estimates and judgments

The preparation of financial statements in conformity with IFRS requires management to exercise judgment when making assessments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

The significant judgments made by management in applying the Company’s accounting policies and the principal assumptions used in the estimation of uncertainty were the same as those that applied to the annual financial statements.

Initial application of new standards, amendments to standards and interpretations

C. Initial application of new standards, amendments to standards and interpretations

Amendment to IAS 1, Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current (hereinafter - the “Amendment”) and subsequent amendment: Non-Current Liabilities with Covenants (hereinafter - the “Subsequent Amendment”)

The Amendment, together with the Subsequent Amendment to IAS 1 (see hereunder) replaces certain requirements for classifying liabilities as current or non-current.

According to the Amendment, a liability will be classified as non-current when the entity has the right to defer settlement for at least 12 months after the reporting period, and it “has substance” and is in existence at the end of the reporting period. According to the Subsequent Amendment, as published in October 2022, covenants with which the entity must comply after the reporting date, do not affect classification of the liability as current or non-current. Additionally, the Subsequent Amendment adds disclosure requirements for liabilities subject to covenants within 12 months after the reporting date, such as disclosure regarding the nature of the covenants, the date they need to be complied with and facts and circumstances that indicate the entity may have difficulty complying with the covenants. Furthermore, the Amendment clarifies that the conversion option of a liability will affect its classification as current or non-current, other than when the conversion option is recognized as equity.

The Amendment and Subsequent Amendment are effective for reporting periods beginning on or after January 1, 2024. The Amendment and Subsequent Amendment are applicable retrospectively, including an amendment to comparative data. Application of the Amendment did not have a material effect on the financial statements.

New standards, amendments to standards and interpretations not yet adopted

D. New standards, amendments to standards and interpretations not yet adopted

IFRS 18, Presentation and Disclosure in Financial Statements

This standard replaces IAS 1, Presentation of Financial Statements. The purpose of the standard is to provide improved structure and content to the financial statements, particularly the income statement.

The standard includes new disclosure and presentation requirements that were taken from IAS 1, Presentation of Financial Statements, with small changes. As part of the new disclosure requirements, companies will be required to present two subtotals in the income statement: operating profit and profit before financing and taxes. Furthermore, for most companies, the results in the income statements will be classified into three categories: operating profit, profit from investments and profit from financing.

In addition to the changes in the structure of the income statements, the standard also includes a requirement to provide separate disclosure in the financial statements regarding the use of management-defined performance measures (non-GAAP measures). Furthermore, the standard adds specific guidance for aggregation and disaggregation of items in the financial statements and in the notes. The standard will encourage companies to avoid classifying items as ‘other’ (for example, other expenses), and using this classification will lead to additional disclosure requirements. This standard is effective for reporting periods beginning on or after January 1, 2027 and is applicable retrospectively, with early adoption permitted. The Company is examining the effects of the standard on its financial statements with no plans for early adoption.